CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACT LIABILITIES
Schedule of Contracts liabilities
	December 31,	December 31,
	2023	2022

Contract liabilities - tailored job readiness training services	$212,473	$251,368
Total	$212,473	$251,368